Shareholder Fees {- Fidelity Series International Credit Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Series International Credit Fund PRO-08 | Fidelity Series International Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none